UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, June 30, 2017 (unaudited)
	Principal
	Amount	Value

U.S. Government and Agency Securities 0.6%
U.S. Treasury Bond,
4.75%, 2/15/37	$225,000	$300,173
4.25%, 11/15/40	131,000	164,822
Total U.S. Government and Agency Securities (Cost $485,993)		464,995

Asset-Backed Securities and Commercial Mortgage-Backed Securities 29.1%
Finance 29.1%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 3.414%, 6/25/45	153,770	153,842
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	18,936
[a,b] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	45,901	46,362
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	32,724	32,672
[a] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.096%, 11/25/34	102,969	100,295
Bear Stearns Commercial Mortgage Securities Trust,
[a] 2005-T20, E, FRN, 5.112%, 10/12/42	215,000	212,841
2006-PW13, AJ, 5.611%, 9/11/41	2,275	2,289
[a] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.262%, 7/15/44.	53,989	53,914
CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	181,248
[b] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	186,782
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49.	218,215	207,064
[a] 2007-C6, AM, FRN, 5.691%, 12/10/49	200,000	200,384
[a,d] 2015-GC27, XA, IO, FRN, 1.422%, 2/10/48	3,727,936	302,487
2015-GC31, A4, 3.762%, 6/10/48	250,000	262,187
2016-GC37, A4, 3.314%, 4/10/49	250,000	253,523
[a,b] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	62,394	62,578
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 2.359%, 5/17/31	93,238	93,812
2014-1A, C, 144A, FRN, 3.059%, 5/17/31	250,000	252,284
2014-2A, C, 144A, FRN, 2.929%, 7/17/31	163,008	163,861
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	102,045	101,697
[a,d] COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.234%, 8/10/47	3,683,567	214,027
[a] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.759%, 7/10/38	195,000	184,463
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	422,305	466,737
Conseco Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	218,617	236,876
1997-3, A7, 7.64%, 3/15/28	83,745	85,750
1998-6, A8, 6.66%, 6/01/30	183,174	195,263
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	250,000	256,771
CSAIL Commercial Mortgage Trust,
2015-C1, A4, 3.505%, 4/15/50	430,000	445,113
[a,d] 2015-C2, XA, IO, FRN, 0.866%, 6/15/57	5,581,437	271,045
[a,b] CSMC, 2009-15R, 3A1, 144A, FRN, 3.212%, 3/26/36	63,496	63,427
[a,b] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	157,962	159,224
[a,e] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.266%, 12/25/34	41,478	41,722
[a] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.966%, 3/25/34.	106,615	106,659
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	400,000	416,135
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.416%, 2/25/24	247,318	254,310
2014-DN3, M2, FRN, 3.616%, 8/25/24	15,585	15,654
2014-DN3, M3, FRN, 5.216%, 8/25/24	250,000	273,075
2014-DN4, M3, FRN, 5.766%, 10/25/24	247,664	273,176
2014-HQ1, M2, FRN, 3.716%, 8/25/24.	133,976	135,914

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-HQ2, M2, FRN, 3.416%, 9/25/24.	$250,000	$256,906
2014-HQ3, M2, FRN, 3.866%, 10/25/24	64,051	64,553
2014-HQ3, M3, FRN, 5.966%, 10/25/24	250,000	277,691
2015-DN1, M2, FRN, 3.616%, 1/25/25	56,493	56,747
2015-DN1, M3, FRN, 5.366%, 1/25/25	250,000	271,374
2015-DNA1, M2, FRN, 3.066%, 10/25/27	250,000	256,486
2015-DNA2, M2, FRN, 3.816%, 12/25/27	360,503	369,442
[e] 2015-DNA3, B, FRN, 10.566%, 4/25/28	249,865	308,364
2015-DNA3, M2, FRN, 4.066%, 4/25/28.	455,111	471,505
2015-HQ1, M2, FRN, 3.416%, 3/25/25.	149,143	150,902
2015-HQ1, M3, FRN, 5.016%, 3/25/25.	500,000	544,174
[e] 2015-HQA1, B, FRN, 10.016%, 3/25/28	249,767	288,552
2015-HQA1, M2, FRN, 3.866%, 3/25/28	183,520	188,208
2016-HQ1, M1, FRN, 2.966%, 9/25/28.	126,151	126,851
2016-HQA2, M2, FRN, 3.466%, 11/25/28.	250,000	256,985
[a] FNMA, 2007-1, NF, FRN, 1.466%, 2/25/37	128,211	127,959
[a] FNMA Connecticut Avenue Securities,
2014-C02, 2M1, FRN, 2.166%, 5/25/24	25,220	25,267
2014-C02, 2M2, FRN, 3.816%, 5/25/24	400,000	418,327
2014-C04, 1M1, FRN, 6.116%, 11/25/24	324,659	371,255
2015-C01, 2M2, FRN, 5.766%, 2/25/25	267,351	289,001
2017-C01, 1B1, FRN, 6.966%, 7/25/29	280,000	318,917
[a] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	250,000	252,276
[b] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	294,666	289,984
[e] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	292,082	14,939
Green Tree Financial Corp.,
1997-3, A6, 7.32%, 3/15/28	5,906	6,038
1998-4, A7, 6.87%, 4/01/30	81,660	88,044
[a] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.759%, 7/10/38	83,578	83,546
[a,d] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.892%, 5/10/50	6,145,633	291,349
[a,d] GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.826%, 3/10/50.	3,248,265	213,947
[a] GSAA Home Equity Trust, 2005-6, A3, FRN, 1.586%, 6/25/35.	84,108	84,264
[a] GSAMP Trust, 2005-HE3, M2, FRN, 2.221%, 6/25/35	119,777	120,412
[b] Hilton USA Trust, 2016-SFP, C, 144A, 4.122%, 11/05/35	233,000	237,754
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 2.191%, 12/25/34	428,992	428,093
[a] Impac Secured Assets Trust, 2007-2, FRN, 1.466%, 4/25/37	188,418	186,359
[a,b] Invitation Homes Trust,
2014-SFR2, B, 144A, FRN, 2.809%, 9/17/31	200,000	200,171
2014-SFR3, C, 144A, FRN, 3.709%, 12/17/31	49,073	49,537
2015-SFR2, A, 144A, FRN, 2.559%, 6/17/32	243,182	245,638
2015-SFR2, C, 144A, FRN, 3.209%, 6/17/32	200,000	200,967
2015-SFR3, C, 144A, FRN, 3.209%, 8/17/32	225,000	225,873
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b] 2003-LN1, H, 144A, FRN, 5.573%, 10/15/37	67,475	67,302
[a] 2005-LPD5, F, FRN, 5.674%, 12/15/44.	120,537	120,253
[a,e] 2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	29,465
2006-CB17, AM, 5.464%, 12/12/43	26,607	26,594
2016-JP3, AS, 3.144%, 8/15/49	450,000	443,060
[a,b] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.412%, 7/25/43	243,518	244,250
JPMBB Commercial Mortgage Securities Trust,
[a] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	259,659
2015-C33, A4, 3.77%, 12/15/48	250,000	262,383

|2

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] LB-UBS Commercial Mortgage Trust,
[b,e] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	$300,000	$294,363
2006-C1, AJ, FRN, 5.276%, 2/15/41	247,568	247,688
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 2.551%, 7/25/35	76,173	75,824
[a,b] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	125,298
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	125,775
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 4.466%, 3/25/32	125,262	128,518
[a] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.956%, 3/25/28	199,242	191,210
2004-A1, M1, FRN, 3.284%, 2/25/34	205,010	169,485
[a] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.362%, 11/12/37.	37,359	37,318
[a,b] Mill City Mortgage Loan Trust, 2016-1, A, 144A, FRN, 2.50%, 4/25/57	166,025	166,753
[a] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 1.951%, 1/25/35	126,157	126,393
[a] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.461%, 3/12/44	64,069	64,032
[b] 2014-150E, C, 144A, FRN, 4.295, 4.295%, 9/09/32	330,000	349,080
[b] Multi Security Asset Trust LP Commercial Mortgage,
2005-RR4A, J, 144A, 5.88%, 11/28/35.	220,000	223,884
[a] 2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35	130,000	132,724
[a] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.866%, 3/25/35	103,324	103,793
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29.	128,956	130,986
[b] One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	364,980
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	24,700	24,858
[a] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.98%, 6/25/34	74,218	76,658
[a,b] SWAY Residential Trust, 2014-1, A, 144A, FRN, 2.509%, 1/17/32	5,122	5,126
[a,b] Towd Point Mortgage Trust,
2015-1, 144A, FRN, 2.75%, 11/25/60	332,487	335,551
2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	211,188	214,261
2016-5, A1, 144A, FRN, 2.50%, 10/25/56.	391,244	392,590
2017-1, A1, 144A, FRN, 2.75%, 10/25/56.	203,131	205,191
2017-1, A2, 144A, FRN, 3.50%, 10/25/56.	165,000	170,322
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	118,080	119,350
[a,b] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 2.422%, 5/17/32	222,446	223,899
2015-SFR1, C, 144A, FRN, 3.072%, 5/17/32	200,000	202,050
[a,b] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN, 5.934%, 10/15/35	53,642	53,588
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 1.486%, 12/25/45	264,587	257,066
2005-AR8, 1A1A, FRN, 1.506%, 7/25/45	135,949	132,799
[a,d] Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN, 1.658%, 11/15/49	2,843,316	293,526
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, FRN, 3.03%, 11/25/34	114,120	116,355
[a] 2005-AR10, 2A3, FRN, 3.199%, 6/25/35	108,244	108,586
[a] 2005-AR9, 2A2, FRN, 3.206%, 10/25/33	173,360	172,362
2007-3, 3A1, 5.50%, 4/25/22	19,807	20,290
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $23,049,569)		23,278,554

|3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities 75.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 41.0%
FHLMC Gold 20 Year, 6.50%, 2/01/19	$7,851	$7,889
FHLMC Gold 30 Year, 3.00%, 4/01/47	4,356,082	4,350,164
[f] FHLMC Gold 30 Year, 3.00%, 7/01/47	500,000	498,867
FHLMC Gold 30 Year, 3.50%, 3/01/47	4,966,663	5,106,512
FHLMC Gold 30 Year, 3.50%, 6/01/47	6,684,256	6,872,468
[f] FHLMC Gold 30 Year, 3.50%, 7/01/47	1,000,000	1,027,109
FHLMC Gold 30 Year, 4.00%, 3/01/47	7,285,013	7,669,722
FHLMC Gold 30 Year, 4.00%, 6/01/47	5,084,367	5,352,864
FHLMC Gold 30 Year, 4.50%, 4/01/40	669,554	720,005
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	441,722	483,910
FHLMC Gold 30 Year, 5.50%, 9/01/33	46,211	51,703
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	135,397	152,761
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	77,592	85,890
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	179,917	197,774
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30.	102,305	108,892
FHLMC Gold 30 Year, 8.50%, 6/01/21	10,192	10,286
FHLMC Gold 30 Year, 9.00%, 9/01/30	27,302	27,729
FHLMC Gold 30 Year, 9.50%, 12/01/19 - 12/01/22	13,702	13,872
		32,738,417
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 2.6%
FNMA, 1.833% - 2.887%, 1/01/18 - 4/01/37	760,788	775,764
FNMA, 2.891% - 3.27%, 4/01/18 - 10/01/36	759,536	777,044
FNMA, 3.287% - 3.75%, 5/01/21 - 7/01/38	520,319	536,988
		2,089,796
Federal National Mortgage Association (FNMA) Fixed Rate 17.7%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	65,871	67,478
FNMA 15 Year, 5.50%, 9/01/17 - 2/01/18	12,456	12,497
[f] FNMA 30 Year, 3.00%, 7/01/46	785,000	783,835
FNMA 30 Year, 3.00%, 4/01/47	5,613,481	5,610,421
[f] FNMA 30 Year, 3.50%, 7/01/46	2,050,000	2,105,030
[g] FNMA 30 Year, 3.50%, 7/01/56	1,269,700	1,302,179
FNMA 30 Year, 5.00%, 4/01/34	129,477	141,693
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	645,285	719,038
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35.	640,157	718,053
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34.	381,495	435,673
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	626,491	715,321
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	255,073	289,061
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	700,749	779,713
FNMA 30 Year, 6.50%, 8/01/32	95,137	105,935
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	29,922	34,888
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	25,387	28,888
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28.	169,130	183,034
FNMA 30 Year, 9.00%, 12/01/17 - 4/01/25	1,803	2,003
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	41,802	44,283
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21.	8,245	8,423
FNMA 30 Year, 10.50%, 5/01/30	2,457	2,467
FNMA PL 30 Year, 10.00%, 9/01/20	8,398	8,493
		14,098,406

|4

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 14.1%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	$112,512	$123,136
GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	64,270	67,840
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	34,611	36,768
GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	44,139	47,929
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	23,555	23,636
GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	42,457	42,969
GNMA I SF 30 Year, 10.00%, 12/15/18	1,544	1,551
GNMA II SF 30 Year, 3.00%, 3/20/47	3,963,591	4,008,661
[f] GNMA II SF 30 Year, 3.00%, 7/01/47	435,000	439,384
[f] GNMA II SF 30 Year, 3.50%, 7/01/46	460,000	476,388
GNMA II SF 30 Year, 3.50%, 2/20/47	2,562,896	2,657,597
GNMA II SF 30 Year, 3.50%, 5/20/47	1,396,983	1,448,602
[f] GNMA II SF 30 Year, 4.00%, 7/01/47	1,500,000	1,578,398
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	186,597	214,259
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	113,789	131,282
GNMA II SF 30 Year, 8.00%, 8/20/26	112	134
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,063	1,123
GNMA II SF 30 Year, 10.50%, 6/20/20	10	10
		11,299,667
Total Mortgage-Backed Securities (Cost $59,593,191)		60,226,286
Total Investments before Short Term Investments (Cost $83,128,753)		83,969,835

	Shares

Short Term Investments (Cost $2,885,457) 3.6%
Money Market Funds 3.6%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	2,885,457	2,885,457
Total Investments (Cost $86,014,210) 108.7%		86,855,292
TBA Sale Commitments (0.8)%		(630,656)
Other Assets, less Liabilities (7.9)%		(6,342,527)
Net Assets 100.0%		$79,882,109
	Principal
	Amount

TBA Sale Commitments (Proceeds $632,652)
Federal National Mortgage Association (FNMA) Fixed Rate (0.8)%
[f,j] FNMA 30 Year, 4.00%, 7/01/46	$600,000	(630,656)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities was $7,288,130, representing 9.1% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
eThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
fSecurity purchased on a to-be-announced (TBA) basis.
gSecurity purchased on a delayed delivery basis.
hSee Note 6 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day yield at period end.
jSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

At June 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond.	Short	5	$829,375	9/20/17	$—	$(12,397)
U.S. Treasury 5 Yr. Note	Long	28	3,299,406	9/29/17	—	(6,634)
U.S. Treasury 10 Yr. Note Ultra	Long	34	4,583,625	9/20/17	—	(1,418)
U.S. Treasury Long Bond	Long	8	1,229,500	9/20/17	9,728	—
Total Futures Contracts					$9,728	$(20,449)
Net unrealized appreciation (depreciation)						$(10,721)
See Abbreviations on page 10.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$86,030,200

Unrealized appreciation	$1,487,949
Unrealized depreciation	(662,857)
Net unrealized appreciation (depreciation)	$825,092

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.58%	5,250,982	16,841,365	(19,206,890)	2,885,457	$2,885,457	$4,181	$-	0.0%[a]

[a]Rounds to less than 0.1%.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$464,995	$—	$464,995
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	23,259,618	18,936	23,278,554
Mortgage-Backed Securities	—	60,226,286	—	60,226,286
Short Term Investments	2,885,457	—	—	2,885,457
Total Investments in Securities	$2,885,457	$83,950,899	$18,936	$86,855,292

Other Financial Instruments:
Futures Contracts	$9,728	$—	$—	$9,728

Liabilities:
Other Financial Instruments:
TBA Commitments	$—	$630,656	$—	$630,656
Futures Contracts	20,449	—	—	20,449
Total Other Financial Instruments	$20,449	$630,656	$—	$651,105

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FRN	Floating Rate Note
IO	Interest-Only
MFM	Multi-Family Mortgage
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2017